CONDENSED BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Condensed balance sheets [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	20,000,000	20,000,000
Ordinary shares, shares outstanding	19,791,110	19,791,110
Treasury stock, shares	208,890	208,890
Ossen Innovation Co., Ltd [Member]
Condensed balance sheets [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	20,000,000	20,000,000
Ordinary shares, shares outstanding	19,791,110	19,791,110
Treasury stock, shares	208,890	208,890